OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range - $ / shares	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	$ 19.00
Warrants Outstanding, Weighted Average Exercise Price	$ 7.50	$ 8.00	$ 8.00	$ 8.50
Warrants Outstanding, Weighted Average Number (in Shares)	440,944	447,436	220,997	206,840
Warrants Outstanding, Remaining Life	2 years 292 days
Warrants Exercisable (in Shares)	299,444	312,336	220,997
Warrants Exercisable, Weighted Average Exercise Price	$ 9.00	$ 9.00	$ 8.00
Warrant exercise price 5.00 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices		5.00
Warrants Outstanding, Weighted Average Exercise Price	$ 5.00	$ 5.00
Warrants Outstanding, Weighted Average Number (in Shares)	240,852	239,952
Warrants Outstanding, Remaining Life	3 years 10 days	3 years 102 days
Warrants Exercisable (in Shares)	104,858	104,852
Warrants Exercisable, Weighted Average Exercise Price	$ 5.00	$ 5.00
Warrants, Exercise Prices	5.00
Warrant Exercise Price $5.50 - $9.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price	$ 7.50	$ 7.50
Warrants Outstanding, Weighted Average Number (in Shares)	8,548	8,280
Warrants Outstanding, Remaining Life	3 years 83 days	3 years 171 days
Warrants Exercisable (in Shares)	8,548	8,280
Warrants Exercisable, Weighted Average Exercise Price	$ 7.50	$ 7.50
Warrants Exercise Price $10.00-$22.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price	$ 11.00	$ 11.00
Warrants Outstanding, Weighted Average Number (in Shares)	191,544	199,204
Warrants Outstanding, Remaining Life	2 years 6 months	2 years 167 days
Warrants Exercisable (in Shares)	186,044	199,204
Warrants Exercisable, Weighted Average Exercise Price	$ 11.00	$ 11.00
Warrants Exercise Price $5.00-$9.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price		$ 7.50
Warrants Outstanding, Weighted Average Number (in Shares)		447,436
Warrants Outstanding, Remaining Life		2 years 335 days
Warrants Exercisable (in Shares)		312,336
Warrants Exercisable, Weighted Average Exercise Price		$ 9.00
Minimum [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	5.00
Minimum [Member] | Warrant Exercise Price $5.50 - $9.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	5.50	5.50
Minimum [Member] | Warrants Exercise Price $10.00-$22.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	10.00	10.00
Minimum [Member] | Warrants Exercise Price $5.00-$9.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices		5.00
Maximum [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	22.50
Maximum [Member] | Warrant Exercise Price $5.50 - $9.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	9.50	9.50
Maximum [Member] | Warrants Exercise Price $10.00-$22.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	$ 22.50	22.50
Maximum [Member] | Warrants Exercise Price $5.00-$9.50 [Member]
OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices		$ 22.50